Derivative Instruments and Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Fair Value [Text Block]
Note 6. Derivative Instruments and Fair Value Measurements

Interest-Rate Swaps

From time to time, the Company enters into interest rate swap agreements to mitigate the risk of interest rate fluctuations on its variable rate debt. At March 31, 2015 and December 31, 2014, the Company was party to one interest rate swap, which was entered into in February 2011, as required by the 109 Long Wharf Construction Loan agreement. Under the terms of the swap agreement, the interest rate on this note is fixed at 6.63%.

The Company did not elect to designate the swap as a hedge at inception, pursuant to ASC 815, Derivatives and Hedging. Accordingly, changes in the fair value are recorded in current earnings in the accompanying consolidated statements of income.

The fair value of the interest rate swap agreements at March 31, 2015 and December 31, 2014 were liabilities of approximately $123,000 and $112,000, which are included in other current liabilities on the consolidated balance sheets based on the instrument’s maturity date. The aggregate change in the fair value of the interest rate swap agreements for the three months ended March 31, 2015 and 2014 were losses of approximately $11,000 and $17,000, respectively, which are reflected in the unrealized gain (loss) on derivative instruments in the accompanying consolidated statements of income.

Forward freight agreements

The Company assesses risk associated with fluctuating future freight rates and, when appropriate, hedges identified economic risk with appropriate derivative instruments, specifically forward freight agreements (FFAs). Such economic hedges do not always qualify for hedge accounting under ASC 815 and as such, the usage of such derivatives can lead to fluctuations in the Company’s reported results from operations on a period-to-period basis. There were no open FFAs at March 31, 2015 or December 31, 2014. The change in the aggregate fair value of the FFAs during the three months ended March 31, 2014 resulted in a loss of approximately $367,100, which is included in unrealized gain (loss) on derivative instruments in the accompanying consolidated statements of income.

Fuel Swap Contracts

The Company continuously monitors the market volatility associated with bunker prices and seeks to reduce the risk of such volatility through a bunker hedging program. During the three months ended March 31, 2015 and the year ended December 31, 2014, the Company entered into various fuel swap contracts that were not designated for hedge accounting. The aggregate fair value of these fuel swaps at March 31, 2015 and December 31, 2014 are liabilities of approximately $568,000 and $1,391,000, which are included in other current liabilities on the consolidated balance sheets. The change in the aggregate fair value of the fuel swaps during the three months ended March 31, 2015 and 2014 is a gain of approximately $823,000 and a loss of approximately $5,000, respectively, which are included in unrealized gain (loss) on derivative instruments in the accompanying consolidated statements of income.

The three levels of the fair value hierarchy established by ASC 820, in order of priority are as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities. Our Level 1 non-derivatives include cash, money-market accounts, restricted cash accounts and investment.

Level 2 – Quoted prices for similar assets and liabilities in active markets or inputs that are observable. Our Level 2 non-derivatives include our term loan account.

Level 3 – Inputs that are unobservable (for example cash flow modeling inputs based on assumptions).

The following table summarizes assets and liabilities measured at fair value on a recurring basis at March 31, 2015 and December 31, 2014:

	Balance at
	March 31, 2015	Level 1	Level 2	Level 3
	(unaudited)
Margin accounts	$100,675	$100,675	$-	$-
Interest rate swaps	$(122,861)	$-	$(122,861)	$-
Fuel swap contracts	$(567,740)	$-	$(567,740)	$-

	Balance at
	December 31, 2014	Level 1	Level 2	Level 3

Margin accounts	$439,578	$439,578	$-	$-
Interest rate swaps	$(112,124)	$-	$(112,124)	$-
Fuel swap contracts	$(1,391,195)	$-	$(1,391,195)	$-

The estimated fair values of the Company’s interest rate swap instruments, forward freight agreements and fuel swap contracts are based on market prices obtained from an independent third-party valuation specialist. Such quotes represent the estimated amounts the Company would receive to terminate the contracts.

NOTE 9 - DERIVATIVES AND FAIR VALUE MEASUREMENT

Interest Rate Swaps
From time to time, the Company enters into interest rate swap agreements to mitigate the risk of interest rate fluctuations on its variable rate debt. At December 31, 2014 and 2013, the Company was party to one interest rate swap, which was entered into in February 2011, as required by the 109 Long Wharf Construction Loan agreement. Under the terms of the swap agreement, the interest rate on this note is fixed at 6.63%.

The Company did not elect to designate the swap as a hedge at inception, pursuant to ASC 815, Derivatives and Hedging. Accordingly, changes in the fair value are recorded in current earnings in the accompanying consolidated statements of income.

Derivative instruments are as follows:

	December 31,
	2014	2013

Interest rate swap agreement on:

Long Wharf Construction to Term Loan:

Notional amount	$996,600	$1,032,000

Effective dates	2/1/11-1/24/21	2/1/11-1/24/21

Fair value at year-end	(112,299)	(94,882)

The fair value of the interest rate swap agreements at December 31, 2014 and 2013 are liabilities of $112,299 and $94,882, which are included in other non-current liabilities on the consolidated balance sheets based on the instrument’s maturity date. The aggregate change in the fair value of the interest rate swap agreements for the years ended December 31, 2014 and 2013 was a loss of approximately $17,000 and a gain of approximately $86,500, respectively, which are reflected in the unrealized (loss) gain on derivative instruments in the accompanying consolidated statements of income.

Forward Freight Agreements
The Company assesses risk associated with fluctuating future freight rates and, when appropriate, actively hedges identified economic risk with appropriate derivative instruments, specifically forward freight agreements (FFAs). Such economic hedges do not always qualify for hedge accounting under ASC 815 and as such, the usage of such derivatives can lead to fluctuations in the Company’s reported results from operations on a period-to-period basis. During 2014 and 2013, the Company entered into various FFAs that did not qualify for hedge accounting. There were no open FFAs at December 31, 2014. The aggregate fair values of the FFAs at December 31, 2013 was an asset of approximately $944,200, which is included in advance hire, prepaid expenses and other current assets. The change in the aggregate fair value of the FFAs during the years ended December 31, 2014 and 2013 resulted in a loss of approximately $944,200 and a gain of approximately $776,500, respectively, which are included in unrealized (loss) gain on derivative instruments in the accompanying consolidated statements of income.

Fuel Swap Contracts
The Company continuously monitors the market volatility associated with bunker prices and seeks to reduce the risk of such volatility through a bunker hedging program. In 2014 and 2013, the Company entered into various fuel swap contracts that were not designated for hedge accounting. The aggregate fair value of these fuel swaps at December 31, 2014 and 2013 are liabilities of approximately $479,000 and $209,500, respectively, which are included in other current liabilities on the consolidated balance sheets. The change in the aggregate fair value of the fuel swaps during the years ended December 31, 2014 and 2013 resulted in a loss of approximately $269,000 and a gain of approximately $239,000, respectively, which are included in unrealized (loss) gain on derivative instruments in the accompanying consolidated statements of income.

Fair Value Hierarchy
The three levels of the fair value hierarchy established by ASC 820, in order of priority, are as follows:

Level 1 –	quoted prices in active markets for identical assets or liabilities

Level 2 –	observable inputs other than quoted prices in active markets for identical assets and liabilities

Level 3 –	unobservable inputs in which there is little or no market data available, which require the reporting entity to develop its own assumptions

	Balance at
	December
	31, 2014	Level 1	Level 2	Level 3

Margin accounts	$439,578	$439,578	$-	$-
Interest rate swaps	(112,299)	-	(112,299)	-
Fuel swap contracts	(478,705)	-	(478,705)	-

	Balance at
	December
	31, 2013	Level 1	Level 2	Level 3

Margin accounts	$1,062,439	$1,062,439	$-	$-
Interest rate swaps	(94,882)	-	(94,882)	-
Forward freight agreements	944,225	-	944,225	-
Fuel swap contracts	(209,506)	-	(209,506)	-

The estimated fair values of the Company’s interest rate swap instruments, forward freight agreements and fuel swap contracts are based on market prices obtained from an independent third-party valuation specialist. Such quotes represent the estimated amounts the Company would receive to terminate the contracts.